SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
SHARE CAPITAL
Schedule of composition of share capital

	Number of shares
	December 31,
	2023	2022
	In thousands
Authorized ordinary shares	19,994,000	1,594,000
Authorized preferred shares (reserved)	6,000	6,000
Issued and paid ordinary shares	7,869,853	931,962